OTHER OPERATING (LOSSES) GAINS (Tables)	12 Months Ended
Dec. 31, 2017
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

(in thousands of $)	2017	2016	2015
Gain (loss) on cancellation of newbuilding contracts	—	(2,772)	30,756
Gain (loss) on sale of newbuilding contracts	—	—	78,167
Gain (loss) on lease termination	2,379	89	—
Gain (loss) on pool arrangements	2	—	—
	2,381	(2,683)	108,923